Significant Accounting Policies and Basis of Preparation - Change in accounting policy - Leases (Details) - CAD ($)	Sep. 30, 2019	Jan. 01, 2019
Significant accounting policies and basis of preparation
Operating lease commitment at December 31, 2018 as disclosed in the Company's consolidated financial statement		$ 2,148,834
Discounted using the incremental borrowing rate at January 1, 2019		178,677
Lease commitment after discounting effect		1,970,157
Extension options reasonably certain to be exercised		136,809
Lease liabilities recognized at January 1, 2019	$ 1,634,735	$ 2,106,966